Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues (notes 2 and 13)	$ 1,707,758	$ 1,880,332	$ 2,328,569
Voyage expenses	(388,887)	(153,766)	(138,339)
Vessel operating expenses (note 13)	(637,474)	(731,150)	(825,024)
Time-charter hire expense	(86,458)	(120,893)	(150,145)
Depreciation and amortization	(276,307)	(485,829)	(571,825)
General and administrative expenses (note 13)	(96,555)	(106,150)	(119,889)
Write-down and loss on sale of vessels (note 18)	(53,693)	(270,743)	(112,246)
Restructuring charges (note 20)	(4,065)	(5,101)	(26,811)
Income from vessel operations	164,319	6,700	384,290
Interest expense	(254,126)	(268,400)	(282,966)
Interest income	8,525	6,290	4,821
Realized and unrealized losses on non-designated derivative instruments (note 15)	(14,852)	(38,854)	(35,091)
Equity income (loss) (note 22)	61,054	(37,344)	85,639
Foreign exchange gain (loss) (notes 8 and 15)	6,140	(26,463)	(6,548)
Loss on deconsolidation of Teekay Offshore (note 4)	(7,070)	(104,788)	0
Other loss (note 14)	(2,013)	(53,981)	(39,013)
Net (loss) income before income taxes	(38,023)	(516,840)	111,132
Income tax expense (note 21)	(19,724)	(12,232)	(24,468)
Net (loss) income	(57,747)	(529,072)	86,664
Net (income) loss attributable to non-controlling interests (note 1)	(21,490)	365,796	(209,846)
Net loss attributable to shareholders of Teekay Corporation	$ (79,237)	$ (163,276)	$ (123,182)
Per common share of Teekay Corporation (note 19)
Basic (loss) earnings attributable to shareholders of Teekay Corporation (dollars per share)	$ (0.79)	$ (1.89)	$ (1.62)
Diluted (loss) earnings attributable to shareholders of Teekay Corporation (dollars per share)	(0.79)	(1.89)	(1.62)
Cash dividends declared (dollars per share)	$ 0.22	$ 0.22	$ 0.22
Weighted average number of common shares outstanding (note 19)
Basic (shares)	99,670,176	86,335,473	79,211,154
Diluted (shares)	99,670,176	86,335,473	79,211,154